Derivative and Hedging Instruments - Balances in Net Investment Hedge Reserve (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Total	$ 7,327	$ 4,801
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Balances in the foreign currency translation reserve for continuing hedges	(561)	59
Balances remaining in the net investment hedge reserve on de-designated hedges	0	0
Total	$ (561)	$ 59